Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain company financial performance metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with company financial performance, refer to the “Compensation Discussion and Analysis” Section.

The following table provides information showing the relationship during 2022, 2021 and 2020 between (1) executive “compensation actually paid” or (“CAP”) (as defined by SEC rule and further described below) to (a) each person serving as our principal executive officer or PEO (also referred to as our CEO) and (b) our non-PEO named executive officers (also referred to below as other NEOs), on an average basis, and (2) the company’s financial performance. The company’s selected performance measures included in the chart below is EPS Growth and ROTCE, as adjusted, as described in the Compensation Discussion and Analysis section. Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.

					Average Summary	Average	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1) ($)		Compensation Actually Paid to PEO (2)(3) ($)		Compensation Table Total for Non-PEO NEOs (1) ($)	Compensation Actually Paid to Non-PEO NEOs (2)(3) ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return (3) ($)	Net Income (5) (in millions) ($)	Adjusted EPS Growth (6) (%)	Adjusted ROTCE (6) (%)
	Shaffer	Hudson	Shaffer	Hudson
2022	2,824,576	--	2,295,871	--	1,200,853	1,090,130	106.27	120.89	106.51	(10.17)	12.86
2021	2,771,441	--	2,934,032	--	1,089,511	1,305,908	117.16	129.35	124.40	43.04	13.97
2020	--	2,033,703	--	2,235,460	953,690	1,022,279	96.34	91.58	77.76	(17.92)	10.93

(1)	Charles M. Shaffer served as our CEO for 2022 and 2021. Dennis S. Hudson, III served as CEO for 2020. The other NEOs for each year reported are as follows:
2022 –Tracey L. Dexter, Joseph M. Forlenza, Juliette P. Kleffel and Austen D. Carroll
2021 – Dennis S. Hudson, III, Tracey L. Dexter, Joseph M. Forlenza and Juliette P. Kleffel
2020 – Charles M. Shaffer, Tracey L. Dexter, Joseph M. Forlenza, and Juliette P. Kleffel
(2)	SEC rules require certain adjustments be made to the “summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service cost or prior service cost for the relevant years. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions during the relevant years and no awards were both granted and vested in the same year. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the PEO):

	PEO			Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	2,824,576	2,771,441	2,033,703	1,200,853	1,089,511	953,690
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(719,972)	(1,449,990)	(799,993)	(362,493)	(387,468)	(257,477)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	653,930	1,405,125	1,322,099	329,242	375,479	425,516
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(193,746)	165,821	(68,704)	(55,235)	159,289	(20,035)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(61,412)	75,392	(251,645)	(22,236)	69,097	(79,415)
Deduct Change in Pension Value	(207,504)	(33,757)	--	--	--	--
Compensation Actually Paid	2,295,871	2,934,032	2,235,460	1,090,130	1,305,908	1,022,279

(4)	The peer group TSR is based on the S&P U.S. BMI Banks Southeast Region Index.
(5)	As reported in the Company’s consolidated financial statements in our 2022 Annual Report on Form 10-K.
(6)	Non-GAAP measure; for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.

Performance stock units are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC Topic 718 purposes, and the stock price on the relevant measurement date. There were no awards that were both granted and vested in the same year, and no awards forfeited during any of the periods presented.

Named Executive Officers, Footnote [Text Block]
(1)	Charles M. Shaffer served as our CEO for 2022 and 2021. Dennis S. Hudson, III served as CEO for 2020. The other NEOs for each year reported are as follows:
2022 –Tracey L. Dexter, Joseph M. Forlenza, Juliette P. Kleffel and Austen D. Carroll
2021 – Dennis S. Hudson, III, Tracey L. Dexter, Joseph M. Forlenza and Juliette P. Kleffel
2020 – Charles M. Shaffer, Tracey L. Dexter, Joseph M. Forlenza, and Juliette P. Kleffel

Peer Group Issuers, Footnote [Text Block]	(4)The peer group TSR is based on the S&P U.S. BMI Banks Southeast Region Index
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	SEC rules require certain adjustments be made to the “summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service cost or prior service cost for the relevant years. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions during the relevant years and no awards were both granted and vested in the same year. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the PEO):

	PEO			Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	2,824,576	2,771,441	2,033,703	1,200,853	1,089,511	953,690
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(719,972)	(1,449,990)	(799,993)	(362,493)	(387,468)	(257,477)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	653,930	1,405,125	1,322,099	329,242	375,479	425,516
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(193,746)	165,821	(68,704)	(55,235)	159,289	(20,035)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(61,412)	75,392	(251,645)	(22,236)	69,097	(79,415)
Deduct Change in Pension Value	(207,504)	(33,757)	--	--	--	--
Compensation Actually Paid	2,295,871	2,934,032	2,235,460	1,090,130	1,305,908	1,022,279

Non-PEO NEO Average Total Compensation Amount	$ 1,200,853	$ 1,089,511	$ 953,690
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,090,130	1,305,908	1,022,279
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	SEC rules require certain adjustments be made to the “summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus Performance table” above. For purposes of the pension valuation adjustments shown below, there was no pension service cost or prior service cost for the relevant years. In addition, for purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions during the relevant years and no awards were both granted and vested in the same year. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the PEO):

	PEO			Non-PEO NEOs
	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total Compensation	2,824,576	2,771,441	2,033,703	1,200,853	1,089,511	953,690
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	(719,972)	(1,449,990)	(799,993)	(362,493)	(387,468)	(257,477)
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	653,930	1,405,125	1,322,099	329,242	375,479	425,516
Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	(193,746)	165,821	(68,704)	(55,235)	159,289	(20,035)
Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	(61,412)	75,392	(251,645)	(22,236)	69,097	(79,415)
Deduct Change in Pension Value	(207,504)	(33,757)	--	--	--	--
Compensation Actually Paid	2,295,871	2,934,032	2,235,460	1,090,130	1,305,908	1,022,279

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	CAP vs. TSR
Compensation Actually Paid vs. Net Income [Text Block]	CAP vs. NET INCOME
Tabular List [Table Text Block]

2022 Performance Measures

For 2022, the CGC identified the performance measures listed below as the most important measures used to link “compensation actually paid” to the NEOs to Company performance:

●	Adjusted EPS Growth;
●	Adjusted ROTCE; and
●	Adjusted Net Income

Total Shareholder Return Amount	$ 106.27	117.16	96.34
Peer Group Total Shareholder Return Amount	120.89	129.35	91.58
Net Income (Loss)	$ 106,510,000	$ 124,400,000	$ 77,760,000
PEO Name	Charles M. Shaffer	Charles M. Shaffer	Dennis S. Hudson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	CAP vs. EPS GROWTH
Other Performance Measure Amount	(10.17)	43.04	(17.92)
Measure Name	Adjusted EPS Growth
Non-GAAP Measure Description [Text Block]
(6)	Non-GAAP measure; for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]	CAP vs. ROTCE
Other Performance Measure Amount	12.86	13.97	10.93
Measure Name	Adjusted ROTCE
Non-GAAP Measure Description [Text Block]
(6)	Non-GAAP measure; for more information and reconciliation to GAAP, refer to Appendix A – Information Regarding Non-GAAP Financial Measures.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Shaffer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 2,824,576	$ 2,771,441
PEO Actually Paid Compensation Amount	2,295,871	2,934,032
Shaffer [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(719,972)	(1,449,990)
Shaffer [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	653,930	1,405,125
Shaffer [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(193,746)	165,821
Shaffer [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,412)	75,392
Shaffer [Member] | Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(207,504)	(33,757)
Hudson [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 2,033,703
PEO Actually Paid Compensation Amount			2,235,460
Hudson [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(799,993)
Hudson [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,322,099
Hudson [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(68,704)
Hudson [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(251,645)
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(362,493)	(387,468)	(257,477)
Non-PEO NEO [Member] | Fair Value At Fiscal Year End Of Outstanding And Unvested Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	329,242	375,479	425,516
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(55,235)	159,289	(20,035)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (22,236)	$ 69,097	$ (79,415)